Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Consolidated Statement of Operation (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share – diluted	$ (0.31)		$ (0.90)
Restatement adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share – diluted	(0.03)		(0.08)
As restated [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share – diluted	(0.34)		$ (0.98)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - diluted (in Shares)			24,820,313
Restated [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share – diluted	$ (0.34)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - diluted (in Shares)	24,528,000	22,767,733